SIGNIFICANT ACCOUNTING POLICIES (Details 4) - Number	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Significant Accounting Policies [Abstract]
Closing exchange rate	2,984.00	3,000.71	3,149.47
Average rate for the period ended at	2,951.21	3,053.20	2,746.55